245 Summer Street

Fidelity® Investments

Boston, MA 02210

November 30, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Covington Trust (the trust): File Nos. 033-60973 and 811-07319

Fidelity MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Telecommunications Services Index ETF

Fidelity MSCI Utilities Index ETF (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust